Notes Payable and Convertible Notes (Tables)	9 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable and Accrued Interest

At March 31, 2020, the Company is obligated for $76,350 in notes payable and accrued interest and $286,981 in convertible notes payable and accrued interest.

		December 31, 2020		March 31, 2020
		Notes Payable	Convertible Notes Payable	Notes Payable	Convertible Notes Payable
1.	Third Parties – Principal	$79,634	$280,000	$15,000	$280,000
	Third Parties – Interest	260	-	95	6,981
	Third Parties – Total	79,894	280,000	15,095	286,981

2.	Related Parties – Principal	49,826	-	59,642	-
	Related Parties – Interest	-	-	1,613	-
	Related Parties – Total	49,826	-	61,255	-
	Total	$129,720	$280,000	$76,350	$286,981